ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Accounts receivable		$ 478,680	$ 144,246
Accounts receivable - related parties		5,100	137,297
Accounts receivable	$ 670,321	478,680
Accounts receivable - related parties	0	5,100
Allowance for doubtful accounts	(115,977)	(247,410)	0
Total accounts receivable	$ 554,344	$ 236,370	$ 281,543